7. Goodwill and Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of goodwill

The following table sets forth the changes in the carrying amount of the Company’s goodwill at December 31, 2019 and 2018:

Balance, January 1, 2018	$8,800,761
Additions, impairments and other changes	52,500
Balance, December 31, 2018	8,853,261
Additions, impairments or other changes	–
Balance, December 31, 2019	$8,853,261

Schedule of intangible assets

The following table sets forth the components of the Company’s intangible assets at September 30, 2020 and December 31, 2019:

	September 30, 2020				December 31, 2019
	Amortization Period (Years)	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Intangible assets subject to amortization:
Customer relationships	10.00	$1,600,286	$(676,421)	$923,865	$1,600,286	$(556,400)	$1,043,886
Web filtering software	5.00	1,134,435	(850,826)	283,609	1,134,435	(680,661)	453,774
Subtotal	—	2,734,721	(1,527,248)	1,207,473	2,734,721	(1,237,061)	1,497,660
Intangible assets not subject to amortization:
Trade names	—	4,455,595	—	4,455,595	4,455,595	—	4,455,595
Total intangible assets	—	$7,190,316	$(1,527,248)	$5,663,068	$7,190,316	$(1,237,061)	$5,953,255

The following table sets forth the components of the Company’s intangible assets at December 31, 2019 and 2018:

	December 31, 2019				December 31, 2018
	Amortization Period (Years)	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Intangible assets subject to amortization:
Customer relationships	10.00	$1,600,286	$(556,400)	$1,043,886	$1,600,286	$(396,371)	$1,203,915
Mobile software applications	2.00	282,500	(282,500)	–	282,500	(282,500)	–
Web filtering software	5.00	1,134,435	(680,661)	453,774	1,134,435	(453,774)	680,661
Noncompete agreements	2.00	846,638	(846,638)	–	846,638	(846,638)	–
Subtotal	–	3,863,859	(1,979,283)	1,497,660	3,863,859	(1,979,283	1,884,576
Intangible assets not subject to amortization:
Trade names	–	4,455,595	–	4,455,595	4,455,595	–	4,455,595
Total intangible assets	–	$8,319,454	$(1,979,283)	$5,953,255	$8,319,454	$(1,979,283)	$6,340,171

Schedule of amortization

The following table provides information regarding estimated amortization expense for intangible assets subject to amortization for each of the following years ending December 31:

2020	$386,916
2021	386,916
2022	160,029
2023	160,029
2024	160,029
Thereafter	243,742
$1,497,660

The following table provides information regarding estimated amortization expense for intangible assets subject to amortization for each of the following years ending December 31:

2020	$386,916
2021	386,916
2022	160,029
2023	160,029
2024	160,029
Thereafter	243,742
$1,497,660